Dividends - Additional Information (Details) $ / shares in Units, ¥ in Millions, $ in Billions	1 Months Ended			12 Months Ended
	Mar. 31, 2024 USD ($) $ / shares	Mar. 31, 2023 USD ($) $ / shares	May 31, 2022 USD ($) $ / shares	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Common stock, dividends, per share, cash paid	$ 0.38	$ 0.31	$ 0.63
Dividends	$ 1.2	$ 1.0	$ 2.0	¥ 8,258	¥ 6,784	¥ 12,994
American Depositary Share
Common stock, dividends, per share, cash paid	$ 0.76	$ 0.62	$ 1.26